EVENTS AFTER THE REPORTING PERIOD (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 03, 2023	Feb. 15, 2023	Dec. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Proceeds from sales of property plant and equipment				$ 298	$ 21	$ 0
Common stock shares outstanding excluding treasury shares				0	825,163	56,975
Declaration Of Interim Dividend [Member] | Ordinary shares [member]
Statement1 [Line Items]
Interim dividend payable per share		$ 0.03
Common stock shares outstanding excluding treasury shares		19,472,008
Date on or before which in term dividend is payable		Mar. 17, 2023
Record date for determining the shareholders eligible for dividend		Mar. 10, 2023
Ships [member] | Other disposals of assets [member] | IVS Hirono [Member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment			$ 23,750,000
Ships [member] | Other disposals of assets [member] | IVS Sentosa [Member]
Statement1 [Line Items]
Proceeds from sales of property plant and equipment	$ 10,950,000